CURRENT AND DEFERRED TAXES - Schedule of balances of deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances of Deferred Tax [Line Items]
Assets	$ 21,098	$ 10,549
Liabilities	338,674	312,677
Properties, Plants and equipment
Schedule of Balances of Deferred Tax [Line Items]
Assets	(822,553)	(821,883)
Liabilities	51,410	53,543
Assets by right of use
Schedule of Balances of Deferred Tax [Line Items]
Assets	(854,709)	(720,694)
Liabilities	49	109
Lease Liabilities
Schedule of Balances of Deferred Tax [Line Items]
Assets	1,001,622	892,657
Liabilities	(113)	(113)
Amortization
Schedule of Balances of Deferred Tax [Line Items]
Assets	(108,451)	(101,193)
Liabilities	0	0
Provisions
Schedule of Balances of Deferred Tax [Line Items]
Assets	118,404	80,355
Liabilities	82,348	76,280
Tax losses
Schedule of Balances of Deferred Tax [Line Items]
Assets	670,413	664,990
Liabilities	(75,847)	(68,493)
Intangibles
Schedule of Balances of Deferred Tax [Line Items]
Assets	0	0
Liabilities	264,333	234,854
Other
Schedule of Balances of Deferred Tax [Line Items]
Assets	16,372	16,317
Liabilities	$ 16,494	$ 16,497